Share-Based Compensation - Summary of Stock Option Activity (Detail) - Stock Option [Member] - 2015 EIP [Member] - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding at March 31, 2020	8,176,814
Options Granted	1,482,604
Options Forfeited/Canceled	(270,047)
Stock options outstanding at March 31, 2021	9,389,371	8,176,814
Stock options exercisable	5,533,848
Weighted average exercise price, Beginning balance	$ 24.52
Weighted average exercise price, Granted	38.71
Weighted average exercise price,Forfeited/Canceled	29.89
Weighted average exercise price, Ending balance	26.61	$ 24.52
Weighted average exercise price, exercisable	21.52
Weighted Average Grant Date Fair Value, Beginning balance	16.53
Weighted average grant date fair value, Granted	25.37
Weighted Average Grant Date Fair Value, Granted	19.85
Weighted Average Grant Date Fair Value, Ending balance	17.90	$ 16.53
Weighted Average Grant Date Fair Value, exercisable	$ 14.95
Weighted Average Remaining Contractual Life	7 years 3 months 3 days	7 years 11 months 4 days
Weighted Average Remaining Contractual Life, exercisable	6 years 5 months 26 days